RELATED PARTY BALANCES AND TRANSACTIONS - Disclosure of information about balances with related parties in statements of profit or loss and other comprehensive income (Details) - CAD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
General and administrative expense	$ 32,219	$ 11,549
Related parties [Member]
Disclosure of transactions between related parties [line items]
General and administrative expense	$ 1,116	$ 617